Subsequent Events (Details Narrative)											6 Months Ended
	Aug. 15, 2022 USD ($)	Mar. 29, 2022 shares	Mar. 01, 2022 USD ($)	Feb. 15, 2022 USD ($)	Jan. 02, 2022 USD ($) ft²	Jan. 02, 2022 COP ($) ft²	Jan. 02, 2022 USD ($) ft²	Jan. 02, 2022 COP ($) ft²	Sep. 01, 2021 USD ($)	Sep. 01, 2021 COP ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 COP ($) shares	Oct. 28, 2020 shares	Aug. 05, 2022 USD ($)	Aug. 02, 2022 USD ($) shares	Jul. 07, 2022 USD ($)	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Subsequent Event [Line Items]
Preferred stock, shares authorized | shares											9,200,000	9,200,000					9,200,000	9,200,000
Furniture and equipment	$ 15,866
Sale of stock, shares | shares													150,233
Lease commitment term					5 years	5 years	5 years	5 years
Area of land | ft²					12,400	12,400	12,400	12,400
Monthly lease payment					$ 15,290	$ 57,339,000			$ 1,013	$ 3,800,000	$ 507	$ 1,900,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of furniture and equipment	6,350
Loss on disposal of assets	$ 9,516
Sale of stock, shares | shares		262,066
Lease commitment term					10 years	10 years	10 years	10 years
Area of land | ft²					38,750	38,750	38,750	38,750
Monthly lease payment							$ 15,290	$ 57,339,000
Lease commitment, description							commence January 1, 2022 for a ten-year term that carries automatic options to extend for successive terms of five (5) years, as long as neither party has given notice of termination at least six (6) months in advance.	commence January 1, 2022 for a ten-year term that carries automatic options to extend for successive terms of five (5) years, as long as neither party has given notice of termination at least six (6) months in advance.
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized | shares															300,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized | shares															600,000
Subsequent Event [Member] | OWP Ventures Inc [Member]
Subsequent Event [Line Items]
Debt instrument, face value				$ 200,000
Debt interest rate, percentage				8.00%
Debt instrument maturity date				Jan. 01, 2024
Subsequent Event [Member] | OWP Ventures Inc [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face value			$ 400,000
Debt interest rate, percentage			8.00%
Debt instrument maturity date			Jan. 01, 2024
Subsequent Event [Member] | OWP Ventures Inc [Member] | Vice Chairman [Member]
Subsequent Event [Line Items]
Debt instrument, face value														$ 50,000		$ 5,000
Debt interest rate, percentage														6.00%		6.00%
Subsequent Event [Member] | OWP Ventures Inc [Member] | Chairman and CEO [Member]
Subsequent Event [Line Items]
Debt instrument, face value															$ 4,500
Debt interest rate, percentage															6.00%